Business and Credit Concentrations (Tables)	12 Months Ended
Dec. 31, 2016
Business And Credit Concentrations [Abstract]
Amount Due From Customers, Percent of Outstanding Accounts Receivable

Percentage of accounts receivable outstanding (%)
December 31, 2016
Zhuhai City Nengdong Technology Optical Materials Co., Ltd.	24.2%

Percentage of accounts receivable outstanding (%)
December 31, 2015
Zhuhai City Nengdong Technology Optical Materials Co., Ltd.	19.3%
Yunnan Dexin Zhiye Co., Ltd.	18.3%
Celplast Metallized Products Limited	13.9%
Eternal Electronic Material (Guangzhou) Co., Ltd.	11.9%

Percentage of Total Purchases From Vendors
Supplier	Item	Percentage of total purchases (%)
		2016	2015	2014
Sinopec Yizheng Chemical Fibre Company Limited	PET resin and Additives	60.3%	52.0%	60.0%
Weifang Power Supply Company.	Electric power	12.3%	12.8%	11.4%